Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Taxes [Abstract]
Income tax and social contribution payable	R$ (7,441,945)	R$ (5,657,841)	R$ (8,788,060)
Deferred taxes:
Net Addition/(realization) of temporary differences	14,030,748	1,288,642	2,950,961
Use of opening balances of:
Social contribution loss	(107,984)	(313,223)	(430,584)
Income tax loss	(186,773)	(343,791)	(331,512)
Addition on:
Social contribution loss	1,174,988	870,717	150,371
Income tax loss	323,095	1,461,920	19,868
Total deferred tax expense	15,234,074	2,964,265	2,359,104
Income tax and social contribution	R$ 7,792,129	R$ (2,693,576)	R$ (6,428,956)